UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest

            Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 129.8%

Alabama — 1.6%
County of Jefferson Alabama Sewer Revenue, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$877,812
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,102,313

		4,980,125
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	230	230,285

Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,729,214

Arkansas — 0.9%
University of Arkansas, RB, Various Facilities, Fayetteville Campus, Series A, 5.00%, 11/01/48	2,500	2,864,500

California — 15.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	2,200	2,285,756
Sutter Health, Series B, 6.00%, 08/15/20(b)	3,170	3,457,677
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	993,578
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,475	1,472,419
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	158,697
5.25%, 08/15/49	370	402,223
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	249,100
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	4,425	4,687,270

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	$290	$307,513
5.00%, 12/01/46	455	480,917
City of Los Angeles California Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/44(c)	770	868,522
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	5,930	6,261,902
5.25%, 05/15/39	800	822,320
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	424,814
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.13%, 06/01/47	2,165	2,173,119
Tobacco Settlement Bonds, 5.25%, 06/01/47	995	1,034,412
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(d)	2,000	795,300
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	8,085	8,366,762
6.00%, 03/01/33	2,525	2,698,897
6.50%, 04/01/33	6,840	7,063,531
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	869,294
Sub-Series I-1, 6.38%, 11/01/19(b)	1,185	1,258,517
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	425	427,287

		47,559,827
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,068,321

Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,429,216

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 07/01/20(b)	$3,385	$3,598,391

		5,027,607
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,195,088
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,165	1,273,263
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,236,990

		6,705,341
District of Columbia — 3.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	495,939
Georgetown University Issue, 5.00%, 04/01/42	500	563,175
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	240	284,095
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(d)	6,515	3,262,712
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,552,590
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(d)	6,590	3,620,019
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(d)	4,830	2,534,301

		12,312,831
Florida — 5.4%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	499,939
5.00%, 05/01/48	1,175	1,222,188
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	290	324,078

Security	Par (000)	Value
Florida (continued)
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	$1,340	$1,458,952
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	1,190	1,316,592
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,165	1,248,600
County of Palm Beach Health Facilities Authority, RB, Acts Retirement-Life Communities, Inc., 5.00%, 11/15/45	4,500	4,973,760
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,015	3,497,822
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	2,230	2,453,179

		16,995,110
Georgia — 1.9%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	600	673,560
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,825	1,862,741
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	515	589,582
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	135,317

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	$2,500	$2,724,825

		5,986,025
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,355	1,437,519

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	837,656

Illinois — 19.6%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	450	464,540
Project, Series C, 5.25%, 12/01/35	1,465	1,524,845
Refunding Dedicated Revenues, Series C, 5.00%, 12/01/25	815	857,828
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/24	615	646,955
Refunding Dedicated Revenues, Series G, 5.00%, 12/01/34	450	466,614
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	1,750	1,792,350
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	4,555	4,800,059
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	782	786,309
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	5,865	6,510,209
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,119,835
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/18(b)	875	883,435
2nd Lien (AGM), 5.25%, 11/01/33	260	262,002
2nd Lien Project, 5.00%, 11/01/42	915	968,683
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	849,750
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18(b)	5,000	5,062,900
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/47	200	215,984

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB (continued):
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/50	$100	$107,598
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,610	1,686,572
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	4,315	4,473,015
Series B-2, 5.00%, 06/15/50	2,500	2,546,750
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	440	484,334
6.00%, 06/01/21	1,140	1,270,519
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	510	544,241
Series A (NPFGC), 6.70%, 11/01/21	3,325	3,602,504
Series C (NPFGC), 7.75%, 06/01/20	970	1,042,546
State of Illinois, GO:
5.00%, 02/01/39	1,540	1,590,758
Series A, 5.00%, 04/01/35	3,000	3,099,240
Series A, 5.00%, 04/01/38	3,490	3,592,048
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	630	650,318
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	2,615	2,892,295
5.00%, 01/01/37	2,800	3,088,372
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,067,110
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,804,256

		61,754,774
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	920,682
7.00%, 01/01/44	1,905	2,234,241
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,582,974

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	$450	$478,962
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,430	1,518,059
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	405	433,706
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	840	878,438
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	2,290	2,362,341
5.75%, 05/01/31	505	521,105
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,404,684

		14,335,192
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	2,810	2,985,793
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,082
Midwestern Disaster Area, 5.25%, 12/01/25	460	491,202
Midwestern Disaster Area, 5.88%, 12/01/26(a)	410	430,873
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	695	724,663

		4,642,613
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,062,670
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	1,235	1,376,123

Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(f)	$1,200	$1,124,856

		3,563,649
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,623,548
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Lousiana Project, 4.00%, 12/15/50	2,000	2,010,800
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,071,989
5.25%, 05/15/31	870	928,882
5.25%, 05/15/32	1,110	1,202,430
5.25%, 05/15/33	1,205	1,295,929
5.25%, 05/15/35	505	543,905

		10,677,483
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	435	467,264
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	781,252
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	474,978
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(g)	595	679,127

		2,402,621
Massachusetts — 1.8%
Massachusetts Development Finance Agency, Refunding RB(a):
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,205	2,222,640
New Bridge Charles, Inc., 4.00%, 10/01/32	215	213,841
New Bridge Charles, Inc., 4.13%, 10/01/42	135	134,074

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB(a) (continued):
New Bridge Charles, Inc., 5.00%, 10/01/57	$340	$360,230
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	990	1,021,413
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 06/01/40	1,660	1,673,296

		5,625,494
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,808,736
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	760	809,742
5.50%, 05/15/36	620	653,381
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	946,537
Henry Ford Health System, 4.00%, 11/15/46	1,215	1,212,898

		8,431,294
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	3,000	3,403,770
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	1,065	1,109,059

		4,512,829
Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	281,329
State of Missouri Health & Educational Facilities Authority, RB, Kansas City Art Institute, 5.00%, 09/01/48	2,610	2,902,555

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	$2,570	$2,873,260
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	262,370

		6,319,514
Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	825	910,115
5.00%, 09/01/42	1,445	1,580,166

		2,490,281
New Jersey — 6.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,795,365
5.25%, 11/01/44	1,525	1,631,964
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,095,948
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,955	2,124,811
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,527,700
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	2,240	2,486,154
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	740	804,809
Series E, 5.00%, 01/01/45	2,615	2,897,106
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	445	469,720
Transportation Program, Series AA, 5.00%, 06/15/44	825	864,113
Transportation System, Series A, 5.50%, 06/15/41	1,635	1,709,801
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,564,845
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	525	587,848

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$745	$798,133

		21,358,317
New York — 17.0%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	6,700	6,808,004
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,124,483
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,868,418
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,943,183
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	920	1,045,773
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(b)	7,015	7,120,856
6.50%, 11/15/18(b)	580	588,752
6.50%, 11/15/28	1,810	1,835,575
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,720	5,323,924
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,045	1,129,426
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,909,943
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,770,391
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,220	1,285,587
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,860	3,017,415

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$340	$372,888
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	850	934,694
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,271,120
6.00%, 12/01/42	1,250	1,363,263
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	1,565	1,791,033

		53,504,728
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	595	681,590

Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	3,257,778
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	718,047
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	449,748
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	275	299,414

		4,724,987
Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	1,155	1,312,392
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,950	2,020,473

		3,332,865
Pennsylvania — 2.7%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	445	492,847

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	$635	$685,622
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	100	112,293
5.00%, 06/01/34	135	151,119
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	555	554,983
5.00%, 09/01/43	1,220	1,362,191
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	850	923,338
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,960,837
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,091,325
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,211,478

		8,546,033
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,855	1,867,095
5.63%, 05/15/43	1,770	1,785,434

		3,652,529
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	882,755
Series B, 4.50%, 06/01/45	2,645	2,693,139
Series B, 5.00%, 06/01/50	2,945	3,072,813

		6,648,707
South Carolina — 4.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,280	3,498,940
AMT, 5.25%, 07/01/55	1,295	1,436,414
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,731,194

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$3,135	$3,389,970

		15,056,518
Tennessee — 0.6%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,062,670
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	761,988

		1,824,658
Texas — 9.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,357,509
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,043,300
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	828,850
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	455	548,293
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(b)	2,000	2,039,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,060,260
Dallas-Fort Worth Texas International Airport, Refunding ARB, AMT, Series E, 5.00%, 11/01/32	4,135	4,386,408
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	684,680
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 01/01/19(b)	5,690	5,805,052
1st Tier System, 6.25%, 01/01/39	1,310	1,333,790

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, Series A (continued):
5.00%, 01/01/38	$925	$1,024,789
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,470	2,820,839
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,166,880
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	2,946,134

		29,045,784
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,780	2,878,189
Salt Lake City Corp. Airport RevenueSalt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	915	1,020,033

		3,898,222
Virginia — 1.9%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,095	1,303,192
Lexington Industrial Development Authority, RB, Kendal st Lexington, Series A, 5.00%, 01/01/48	820	881,148
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,615	1,739,533
6.00%, 01/01/37	1,940	2,145,795

		6,069,668
Washington — 2.7%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	1,465	1,635,130
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	755	826,023
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,504,848

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$3,700	$3,724,938

		8,690,939
Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	7,100	7,340,122
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,558,990

		9,899,112

Total Municipal Bonds — 129.8% (Cost — $387,583,641)		409,424,762

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 30.9%
California — 7.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(i)	3,056	3,203,954
Series F-1, 5.63%, 04/01/19(b)	3,271	3,365,034
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(i)	2,609	2,626,031
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	9,480	9,899,806
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,075	3,492,488

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	$1,077	$1,117,819

		23,705,132
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	2,129	2,184,475

Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	5,679	6,076,651

Illinois — 1.1%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	3,225	3,310,205

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,042	2,094,863
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,439,619

		4,534,482
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(i)	2,009	2,071,013

New York — 4.3%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,575	1,626,350
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	1,610	1,760,578
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,440	7,155,127

Security	Par (000)	Value
New Yor (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$2,595	$2,955,878

		13,497,933
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,861,470

Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	13,843	14,078,141

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,672,483

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,530	1,548,513

South Carolina — 1.6%
South Carolina Public Service Authority, Refunding RB, Series A(b)(i):
5.50%, 01/01/19	398	404,790
5.50%, 01/01/19	4,603	4,680,513

		5,085,303
Texas — 3.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,520	2,751,311
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,680,772
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,030	2,049,514
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,831	2,004,789

		10,486,386
Wisconsin — 1.7%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,833	2,863,069

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(i)	$2,499	$2,561,757

		5,424,826

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.9% (Cost — $94,316,485)		97,537,013

Total Long-Term Investments — 160.7% (Cost — $481,900,126)		506,961,775

Security	Shares	Value
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(j)(k)	3,618,182	$3,618,906

Total Short-Term Securities — 1.1% (Cost — $3,618,182)		3,618,906

Total Investments — 161.8% (Cost — $485,518,308)		510,580,681
Other Assets Less Liabilities — 0.9%		2,603,622
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3)%		(57,690,581)
VMTP Shares at Liquidation Value — (44.4)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$315,493,722

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to January 1, 2038, is $15,744,274.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	986,303	2,631,879	3,618,182	$3,618,906	$28,129	$725	$724

(a)	Includes net capital gain distributions, if applicable.

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	32	09/19/18	$3,822	$7,281
Long U.S. Treasury Bond	93	09/19/18	13,296	(38,256)
5-Year U.S. Treasury Note	29	09/28/18	3,281	2,214

				$(28,761)

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$506,961,775	$—	$506,961,775
Short-Term Securities	3,618,906	—	—	3,618,906

	$3,618,906	$506,961,775	$—	$510,580,681

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$9,495	$—	$—	$9,495
Liabilities:
Interest rate contracts	(38,256)	—	—	(38,256)

	$(28,761)	$—	$—	$(28,761)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of year end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,546,388)	$—	$(57,546,388)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(197,546,388)	$—	$(197,546,388)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniVest Fund II, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniVest Fund II, Inc.

Date: September 20, 2018

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock MuniVest Fund II, Inc.

Date: September 20, 2018